Schedule of property, plant and equipment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	$ 1,560,138	$ 1,079	$ 48,755	$ 193,666
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	12,933	1,079
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	76,127
Office equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	67,357
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	95,962
Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	175,453
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	1,132,306
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	4,096,990	282,325
Gross carrying amount [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	459,981	282,325
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	644,966
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	371,514
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	285,017
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	893,488
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	1,442,024
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	(2,536,852)	(281,246)
Accumulated depreciation and amortisation [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	(447,048)	(281,246)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	(568,839)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	(304,157)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	(189,055)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	(718,035)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at 30 June 2025	$ (309,718)